Note 26 - Related Party Transactions - Breakdown of Sales Transactions and Expenses with Kyrgyzaltan (Details) - Kyrgyzaltyn [member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Gross gold and silver sales to Kyrgyzaltyn		$ 265,407	$ 995,111
Deduct: refinery and financing charges		(1,248)	(6,164)
Revenue	[1]	$ 264,159	$ 988,947

[1]	Presented in results from discontinued operations